Debt (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Debt Tables
Principal maturities for notes payable
2018	-
2019	-
2020	3,600,000
Total	$3,600,000

Outstanding debt

	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of February 28, 2018:
March 2015 Loan as amended	3/4/2015	12/31/2019	$600,000	$-	$600,000	$146,747
2013 Note as amended	10/7/2013	12/31/2019	3,000,000	(914,762)	2,085,238	1,116,377
			$3,600,000	$(914,762)	$2,685,238	$1,263,124
As of August 31, 2017:
March 2015 Loan as amended	3/4/2015	12/31/2017	$600,000	$-	$600,000	$113,465
2013 Note as amended	10/7/2013	12/31/2017	3,000,000	(413,377)	2,586,623	932,912
			$3,600,000	$(413,377)	$3,186,623	$1,046,377